Equity - Schedule of Legally Distributable Reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Non-distributable reserves	€ 7,678	€ 7,379	€ 6,824
ING Bank [member]
Disclosure of equity [Line Items]
Non-distributable reserves	7,603	7,310	€ 6,824
Other [member]
Disclosure of equity [Line Items]
Non-distributable reserves	€ 75	€ 69